Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events
Subsequent Events

16. Subsequent Events

On July 1, 2022, GasLog Partners issued 415,000 common units in connection with GasLog’s option to convert the third tranche of its Class B units issued upon the elimination of incentive distributions rights in June 2019.

On July 27, 2022, the board of directors of GasLog Partners approved and declared a quarterly cash distribution of $0.01 per common unit for the quarter ended June 30, 2022. The cash distribution is payable on August 11, 2022 to all unitholders of record as of August 8, 2022. The aggregate amount of the declared distribution will be $524 based on the number of units issued and outstanding as of June 30, 2022.

On July 27, 2022, the board of directors of GasLog Partners approved and declared a distribution on the Series A Preference Units of $0.5390625 per preference unit, a distribution on the Series B Preference Units of $0.5125 per preference unit and a distribution on the Series C Preference Units of $0.53125 per preference unit. The cash distributions are payable on September 15, 2022 to all unitholders of record as of September 8, 2022.